Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 1,082,286	$ 845,388
Operating expense	(654,804)	(423,291)
Depreciation and depletion	(196,892)	(131,914)
Cost of sales	(851,696)	(555,205)
Income from mine operations	230,590	290,183
Care and maintenance expense	(15,274)	(64,995)
Exploration expense	(16,253)	(11,840)
General and administration expense	(52,590)	(40,392)
Income from operations	146,473	172,956
Finance expense	(41,551)	(39,751)
Finance income	2,816	1,819
Share of net income (loss) of associate	735	(5,388)
Other income (expense)	426,562	(86,537)
Income before taxes	535,035	43,099
Income tax recovery (expense)	19,854	(20,811)
Net income	$ 554,889	$ 22,288
Net income per share
Basic (in dollars per share)	$ 1.95	$ 0.10
Diluted (in dollars per share)	$ 1.69	$ 0.10
Weighted average shares outstanding
Basic (in shares)	284,932,357	212,487,729
Diluted (in shares)	333,734,701	218,411,971